Employee Benefits - Summary of Plan Asset Allocation Plan Asset Allocation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
TD Pension Plan [Member]
Disclosure of fair value of plan assets [line items]
% of total	100.00%	100.00%	100.00%
TD Pension Plan [Member] | Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Debt	$ 497	$ 484	$ 413
Equity	470	478	488
Alternative investments	122	68	11
Other	63	56	44
Total	1,152	1,086	956
TD Pension Plan [Member] | Quoted [Member]
Disclosure of fair value of plan assets [line items]
Equity	396	324	51
Total	$ 396	$ 324	$ 51
TD Pension Plan [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
% of total	34.00%	36.00%	43.00%
TD Pension Plan [Member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	25.00%	25.00%	25.00%
TD Pension Plan [Member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	50.00%	56.00%	56.00%
TD Pension Plan [Member] | Equity [member]
Disclosure of fair value of plan assets [line items]
% of total	58.00%	59.00%	56.00%
TD Pension Plan [Member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	30.00%	44.00%
TD Pension Plan [Member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	65.00%	65.00%	65.00%
TD Pension Plan [Member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
% of total	8.00%	5.00%	1.00%
TD Pension Plan [Member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	3.00%	0.00%	0.00%
TD Pension Plan [Member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	25.00%	20.00%	20.00%
Society [Member]
Disclosure of fair value of plan assets [line items]
% of total	100.00%	100.00%	100.00%
Society [Member] | Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Debt	$ 2,885	$ 2,903	$ 2,962
Equity	869	511	407
Alternative investments	551	376	208
Other	(107)	46	43
Total	4,198	3,836	3,620
Society [Member] | Quoted [Member]
Disclosure of fair value of plan assets [line items]
Equity	897	1,248	1,165
Alternative investments		42	31
Total	$ 897	$ 1,290	$ 1,196
Society [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
% of total	55.00%	57.00%	62.00%
Society [Member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	40.00%	40.00%	40.00%
Society [Member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	70.00%	70.00%	70.00%
Society [Member] | Equity [member]
Disclosure of fair value of plan assets [line items]
% of total	34.00%	35.00%	33.00%
Society [Member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	24.00%	24.00%	24.00%
Society [Member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	42.00%	42.00%	42.00%
Society [Member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
% of total	11.00%	8.00%	5.00%
Society [Member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	6.00%	0.00%	0.00%
Society [Member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	35.00%	35.00%	35.00%